SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use Of Estimates

The preparation of the accompanying unaudited condensed consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, management reviews its estimates to ensure that these estimates appropriately reflect changes in the Company’s business and new information as it becomes available. If historical experience and other factors used by management to make these estimates do not reasonably reflect future activity, the Company’s results of operations and financial position could be materially impacted.

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, management reviews its estimates to ensure that these estimates appropriately reflect changes in the Company’s business and new information as it becomes available. If historical experience and other factors used by management to make these estimates do not reasonably reflect future activity, the Company’s results of operations and financial position could be materially impacted.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with GAAP for interim financial information and the instructions to Form 10‑Q and Article 10 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. Certain information and footnote disclosures normally included in the Company’s annual financial statements prepared in accordance with GAAP have been condensed or omitted. These condensed consolidated financial statement results are not necessarily indicative of results to be expected for the full fiscal year or any future period.

The accompanying unaudited condensed consolidated financial statements and related disclosures have been prepared with the presumption that users of the unaudited condensed consolidated financial statements have read or have access to the audited financial statements for the preceding fiscal year. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Form 10-K, which was filed with the United States Securities and Exchange Commission (“SEC”) on March 31, 2023, from which the Company derived the balance sheet data at December 31, 2022.

Use of Estimates

The preparation of the accompanying unaudited condensed consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, management reviews its estimates to ensure that these estimates appropriately reflect changes in the Company’s business and new information as it becomes available. If historical experience and other factors used by management to make these estimates do not reasonably reflect future activity, the Company’s results of operations and financial position could be materially impacted.

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts and transactions of Tenax Therapeutics, Inc., Life Newco, Inc. and PHPM. All material intercompany transactions and balances have been eliminated in consolidation.

Reverse Stock Split

The Company has adjusted the financial statements to reflect that on January 4, 2023, the Company effected a 1-for-20 reverse stock split of its outstanding common stock (the “Reverse Stock Split”). The Reverse Stock Split did not change the number of authorized shares of capital stock or cause an adjustment to the par value of its capital stock. Pursuant to their terms, a proportionate adjustment was made to the per share exercise price and number of shares issuable under the Company’s outstanding stock options and warrants. The number of shares authorized for issuance pursuant to the Company’s equity incentive plans have also been adjusted proportionately to reflect the Reverse Stock Split.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity date of three months or less, when acquired, to be cash equivalents.

Cash Concentration Risk

The Federal Deposit Insurance Corporation (the “FDIC”) insurance limits are $250,000 per depositor per insured bank. The Company had cash balances of $345,000 and $1.9 million uninsured by the FDIC as of September 30, 2023 and December 31, 2022, respectively. In August 2023, the Company, through its commercial bank, began to utilize the IntraFi network of commercial banks. IntraFi deposits $250,000 in each of its member banks to maintain the FDIC insurance limit. On September 30, 2023, the Company had $10.5 million deposited in the network which is fully FDIC insured.

Liquidity and Capital Resources

The Company has financed its operations since September 1990 through the issuance of debt and equity securities and loans from stockholders. The Company had total current assets of approximately $11.9 million and $3.2 million and working capital of $11.3 million and $1.4 million as of September 30, 2023 and December 31, 2022, respectively.

The Company’s cash resources were approximately $11.1 million as of September 30, 2023, compared to cash resources of approximately $2.1 million as of December 31, 2022.

The Company expects to continue to incur expenses related to the development of oral levosimendan to treat pulmonary hypertension and heart failure with preserved ejection fraction (PH-HFpEF) in the Phase 3 LEVEL trial, and, potentially for other indications of levosimendan and imatinib for PAH, as well as identifying and developing other potential product candidates. Based on its resources on September 30, 2023, the Company believes that it has sufficient capital to fund its planned operations through to the first quarter of calendar year 2024. However, the Company will need substantial additional financing in order to fund its operations beyond such period and thereafter until it can achieve profitability, if ever. The Company depends on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its product candidates to another pharmaceutical company. The Company intends to continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot provide assurance that it will be able to secure such additional financing on reasonable terms, or if available, that it will be sufficient to meet its needs.

Principles Of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts and transactions of Tenax Therapeutics, Inc., Life Newco, Inc. and PHPM. All material intercompany transactions and balances have been eliminated in consolidation.

Reverse Stock Split

The Company has adjusted the financial statements to reflect that on January 4, 2023, the Company effected a 1-for-20 reverse stock split of its outstanding common stock (the “Reverse Stock Split”). The Reverse Stock Split did not change the number of authorized shares of capital stock or cause an adjustment to the par value of its capital stock. Pursuant to their terms, a proportionate adjustment was made to the per share exercise price and number of shares issuable under the Company’s outstanding stock options and warrants. The number of shares authorized for issuance pursuant to the Company’s equity incentive plans have also been adjusted proportionately to reflect the Reverse Stock Split.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity date of three months or less, when acquired, to be cash equivalents.

Cash Concentration Risk

The Federal Deposit Insurance Corporation (the “FDIC”) insurance limits are $250,000 per depositor per insured bank. The Company had cash balances of $345,000 and $1.9 million uninsured by the FDIC as of September 30, 2023 and December 31, 2022, respectively. In August 2023, the Company, through its commercial bank, began to utilize the IntraFi network of commercial banks. IntraFi deposits $250,000 in each of its member banks to maintain the FDIC insurance limit. On September 30, 2023, the Company had $10.5 million deposited in the network which is fully FDIC insured.

Liquidity and Capital Resources

The Company has financed its operations since September 1990 through the issuance of debt and equity securities and loans from stockholders. The Company had total current assets of approximately $11.9 million and $3.2 million and working capital of $11.3 million and $1.4 million as of September 30, 2023 and December 31, 2022, respectively.

The Company’s cash resources were approximately $11.1 million as of September 30, 2023, compared to cash resources of approximately $2.1 million as of December 31, 2022.

The Company expects to continue to incur expenses related to the development of oral levosimendan to treat pulmonary hypertension and heart failure with preserved ejection fraction (PH-HFpEF) in the Phase 3 LEVEL trial, and, potentially for other indications of levosimendan and imatinib for PAH, as well as identifying and developing other potential product candidates. Based on its resources on September 30, 2023, the Company believes that it has sufficient capital to fund its planned operations through to the first quarter of calendar year 2024. However, the Company will need substantial additional financing in order to fund its operations beyond such period and thereafter until it can achieve profitability, if ever. The Company depends on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its product candidates to another pharmaceutical company. The Company intends to continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot provide assurance that it will be able to secure such additional financing on reasonable terms, or if available, that it will be sufficient to meet its needs.

The accompanying consolidated financial statements include the accounts and transactions of Tenax Therapeutics, Inc., Life Newco, Inc. and PHPrecisionMed Inc. All material intercompany transactions and balances have been eliminated in consolidation.

Reverse Stock Split

The Company has adjusted the financial statements to reflect that on January 4, 2023, the Company effected a 1-for-20 reverse stock split of its outstanding common stock (the “Reverse Stock Split”). The Reverse Stock Split did not change the number of authorized shares of capital stock or cause an adjustment to the par value of its capital stock. Pursuant to their terms, a proportionate adjustment was made to the per share exercise price and number of shares issuable under the Company’s outstanding stock options and warrants. The number of shares authorized for issuance pursuant to the Company’s equity incentive plans have also been adjusted proportionately to reflect the Reverse Stock Split.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity date of three months or less, when acquired, to be cash equivalents.

Cash Concentration Risk

The Federal Deposit Insurance Corporation (the “FDIC”) insurance limits are $250,000 per depositor per insured bank. The Company had cash balances of $345,000 and $1.9 million uninsured by the FDIC as of September 30, 2023 and December 31, 2022, respectively. In August 2023, the Company, through its commercial bank, began to utilize the IntraFi network of commercial banks. IntraFi deposits $250,000 in each of its member banks to maintain the FDIC insurance limit. On September 30, 2023, the Company had $10.5 million deposited in the network which is fully FDIC insured.

Liquidity and Capital Resources

The Company has financed its operations since September 1990 through the issuance of debt and equity securities and loans from stockholders. The Company had total current assets of approximately $11.9 million and $3.2 million and working capital of $11.3 million and $1.4 million as of September 30, 2023 and December 31, 2022, respectively.

The Company’s cash resources were approximately $11.1 million as of September 30, 2023, compared to cash resources of approximately $2.1 million as of December 31, 2022.

The Company expects to continue to incur expenses related to the development of oral levosimendan to treat pulmonary hypertension and heart failure with preserved ejection fraction (PH-HFpEF) in the Phase 3 LEVEL trial, and, potentially for other indications of levosimendan and imatinib for PAH, as well as identifying and developing other potential product candidates. Based on its resources on September 30, 2023, the Company believes that it has sufficient capital to fund its planned operations through to the first quarter of calendar year 2024. However, the Company will need substantial additional financing in order to fund its operations beyond such period and thereafter until it can achieve profitability, if ever. The Company depends on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its product candidates to another pharmaceutical company. The Company intends to continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot provide assurance that it will be able to secure such additional financing on reasonable terms, or if available, that it will be sufficient to meet its needs.

The Company has adjusted the financial statements to reflect that on January 4, 2023, we effected a 1-for-20 reverse stock split (the “Reverse Stock Split”). The Reverse Stock Split did not change the number of authorized shares of capital stock or cause an adjustment to the par value of our capital stock. Pursuant to their terms, a proportionate adjustment was made to the per share exercise price and number of shares issuable under our outstanding stock options and warrants. The number of shares authorized for issuance pursuant to our equity incentive plans have also been adjusted proportionately to reflect the Reverse Stock Split.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity date of three months or less, when acquired, to be cash equivalents.

Cash Concentration Risk

The Federal Deposit Insurance Corporation (the “FDIC”) insurance limits are $250,000 per depositor per insured bank. The Company had cash balances of $1,877,589 and $5,127,956 uninsured by the FDIC as of December 31, 2022 and 2021, respectively.

Liquidity and Capital Resources

The Company has financed its operations since September 1990 through the issuance of debt and equity securities and loans from stockholders. The Company had total current assets of approximately $3.2 million and $5.7 million and working capital of $1.4 million and $4.1 million as of December 31, 2022 and 2021, respectively.

The Company’s cash resources were approximately $2.1 million as of December 31, 2022, compared to cash resources of approximately $5.6 million as of December 31, 2021.

The Company expects to continue to incur expenses related to development of levosimendan for pulmonary hypertension and other potential indications and imatinib for PAH, as well as identifying and developing other potential product candidates. Based on its resources on December 31, 2022, the Company believes that it has sufficient capital to fund its planned operations through to the first quarter of calendar year 2024. However, the Company will need substantial additional financing in order to fund its operations beyond such period and thereafter until it can achieve profitability, if ever. The Company depends on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its product candidates to another pharmaceutical company. The Company will continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot provide assurance that it will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs.

To the extent that the Company raises additional funds by issuing shares of its common stock or other securities convertible or exchangeable for shares of common stock, stockholders will experience dilution, which may be significant. In the event the Company raises additional capital through debt financings, the Company may incur significant interest expense and become subject to covenants in the related transaction documentation that may affect the manner in which the Company conducts its business. To the extent that the Company raises additional funds through collaboration and licensing arrangements, it may be necessary to relinquish some rights to its technologies or product candidates or grant licenses on terms that may not be favorable to the Company.

Cash And Cash Equivalents

The Company considers all highly liquid instruments with a maturity date of three months or less, when acquired, to be cash equivalents.

Cash Concentration Risk

The Federal Deposit Insurance Corporation (the “FDIC”) insurance limits are $250,000 per depositor per insured bank. The Company had cash balances of $345,000 and $1.9 million uninsured by the FDIC as of September 30, 2023 and December 31, 2022, respectively. In August 2023, the Company, through its commercial bank, began to utilize the IntraFi network of commercial banks. IntraFi deposits $250,000 in each of its member banks to maintain the FDIC insurance limit. On September 30, 2023, the Company had $10.5 million deposited in the network which is fully FDIC insured.

Liquidity and Capital Resources

The Company has financed its operations since September 1990 through the issuance of debt and equity securities and loans from stockholders. The Company had total current assets of approximately $11.9 million and $3.2 million and working capital of $11.3 million and $1.4 million as of September 30, 2023 and December 31, 2022, respectively.

The Company’s cash resources were approximately $11.1 million as of September 30, 2023, compared to cash resources of approximately $2.1 million as of December 31, 2022.

The Company expects to continue to incur expenses related to the development of oral levosimendan to treat pulmonary hypertension and heart failure with preserved ejection fraction (PH-HFpEF) in the Phase 3 LEVEL trial, and, potentially for other indications of levosimendan and imatinib for PAH, as well as identifying and developing other potential product candidates. Based on its resources on September 30, 2023, the Company believes that it has sufficient capital to fund its planned operations through to the first quarter of calendar year 2024. However, the Company will need substantial additional financing in order to fund its operations beyond such period and thereafter until it can achieve profitability, if ever. The Company depends on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its product candidates to another pharmaceutical company. The Company intends to continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot provide assurance that it will be able to secure such additional financing on reasonable terms, or if available, that it will be sufficient to meet its needs.

The Company considers all highly liquid instruments with a maturity date of three months or less, when acquired, to be cash equivalents.

Cash Concentration Risk

The Federal Deposit Insurance Corporation (the “FDIC”) insurance limits are $250,000 per depositor per insured bank. The Company had cash balances of $1,877,589 and $5,127,956 uninsured by the FDIC as of December 31, 2022 and 2021, respectively.

Liquidity and Capital Resources

The Company has financed its operations since September 1990 through the issuance of debt and equity securities and loans from stockholders. The Company had total current assets of approximately $3.2 million and $5.7 million and working capital of $1.4 million and $4.1 million as of December 31, 2022 and 2021, respectively.

The Company’s cash resources were approximately $2.1 million as of December 31, 2022, compared to cash resources of approximately $5.6 million as of December 31, 2021.

The Company expects to continue to incur expenses related to development of levosimendan for pulmonary hypertension and other potential indications and imatinib for PAH, as well as identifying and developing other potential product candidates. Based on its resources on December 31, 2022, the Company believes that it has sufficient capital to fund its planned operations through to the first quarter of calendar year 2024. However, the Company will need substantial additional financing in order to fund its operations beyond such period and thereafter until it can achieve profitability, if ever. The Company depends on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its product candidates to another pharmaceutical company. The Company will continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot provide assurance that it will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs.

To the extent that the Company raises additional funds by issuing shares of its common stock or other securities convertible or exchangeable for shares of common stock, stockholders will experience dilution, which may be significant. In the event the Company raises additional capital through debt financings, the Company may incur significant interest expense and become subject to covenants in the related transaction documentation that may affect the manner in which the Company conducts its business. To the extent that the Company raises additional funds through collaboration and licensing arrangements, it may be necessary to relinquish some rights to its technologies or product candidates or grant licenses on terms that may not be favorable to the Company.

Cash Concentration Risk

The Federal Deposit Insurance Corporation (the “FDIC”) insurance limits are $250,000 per depositor per insured bank. The Company had cash balances of $345,000 and $1.9 million uninsured by the FDIC as of September 30, 2023 and December 31, 2022, respectively. In August 2023, the Company, through its commercial bank, began to utilize the IntraFi network of commercial banks. IntraFi deposits $250,000 in each of its member banks to maintain the FDIC insurance limit. On September 30, 2023, the Company had $10.5 million deposited in the network which is fully FDIC insured.

Liquidity and Capital Resources

The Company has financed its operations since September 1990 through the issuance of debt and equity securities and loans from stockholders. The Company had total current assets of approximately $11.9 million and $3.2 million and working capital of $11.3 million and $1.4 million as of September 30, 2023 and December 31, 2022, respectively.

The Company’s cash resources were approximately $11.1 million as of September 30, 2023, compared to cash resources of approximately $2.1 million as of December 31, 2022.

The Company expects to continue to incur expenses related to the development of oral levosimendan to treat pulmonary hypertension and heart failure with preserved ejection fraction (PH-HFpEF) in the Phase 3 LEVEL trial, and, potentially for other indications of levosimendan and imatinib for PAH, as well as identifying and developing other potential product candidates. Based on its resources on September 30, 2023, the Company believes that it has sufficient capital to fund its planned operations through to the first quarter of calendar year 2024. However, the Company will need substantial additional financing in order to fund its operations beyond such period and thereafter until it can achieve profitability, if ever. The Company depends on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its product candidates to another pharmaceutical company. The Company intends to continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot provide assurance that it will be able to secure such additional financing on reasonable terms, or if available, that it will be sufficient to meet its needs.

The Federal Deposit Insurance Corporation (the “FDIC”) insurance limits are $250,000 per depositor per insured bank. The Company had cash balances of $1,877,589 and $5,127,956 uninsured by the FDIC as of December 31, 2022 and 2021, respectively.

Liquidity and Capital Resources

The Company has financed its operations since September 1990 through the issuance of debt and equity securities and loans from stockholders. The Company had total current assets of approximately $3.2 million and $5.7 million and working capital of $1.4 million and $4.1 million as of December 31, 2022 and 2021, respectively.

The Company’s cash resources were approximately $2.1 million as of December 31, 2022, compared to cash resources of approximately $5.6 million as of December 31, 2021.

The Company expects to continue to incur expenses related to development of levosimendan for pulmonary hypertension and other potential indications and imatinib for PAH, as well as identifying and developing other potential product candidates. Based on its resources on December 31, 2022, the Company believes that it has sufficient capital to fund its planned operations through to the first quarter of calendar year 2024. However, the Company will need substantial additional financing in order to fund its operations beyond such period and thereafter until it can achieve profitability, if ever. The Company depends on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its product candidates to another pharmaceutical company. The Company will continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot provide assurance that it will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs.

To the extent that the Company raises additional funds by issuing shares of its common stock or other securities convertible or exchangeable for shares of common stock, stockholders will experience dilution, which may be significant. In the event the Company raises additional capital through debt financings, the Company may incur significant interest expense and become subject to covenants in the related transaction documentation that may affect the manner in which the Company conducts its business. To the extent that the Company raises additional funds through collaboration and licensing arrangements, it may be necessary to relinquish some rights to its technologies or product candidates or grant licenses on terms that may not be favorable to the Company.

Liquidity And Capital Resources

The Company has financed its operations since September 1990 through the issuance of debt and equity securities and loans from stockholders. The Company had total current assets of approximately $11.9 million and $3.2 million and working capital of $11.3 million and $1.4 million as of September 30, 2023 and December 31, 2022, respectively.

The Company’s cash resources were approximately $11.1 million as of September 30, 2023, compared to cash resources of approximately $2.1 million as of December 31, 2022.

The Company expects to continue to incur expenses related to the development of oral levosimendan to treat pulmonary hypertension and heart failure with preserved ejection fraction (PH-HFpEF) in the Phase 3 LEVEL trial, and, potentially for other indications of levosimendan and imatinib for PAH, as well as identifying and developing other potential product candidates. Based on its resources on September 30, 2023, the Company believes that it has sufficient capital to fund its planned operations through to the first quarter of calendar year 2024. However, the Company will need substantial additional financing in order to fund its operations beyond such period and thereafter until it can achieve profitability, if ever. The Company depends on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its product candidates to another pharmaceutical company. The Company intends to continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot provide assurance that it will be able to secure such additional financing on reasonable terms, or if available, that it will be sufficient to meet its needs.

To the extent that the Company raises additional funds by issuing shares of its common stock or other securities convertible or exchangeable for shares of common stock, stockholders will experience dilution, which may be significant. In the event the Company raises additional capital through debt financings, the Company may incur significant interest expense and become subject to restrictive covenants in the related transaction documentation that may affect the manner in which the Company conducts its business. To the extent that the Company raises additional funds through collaboration and licensing arrangements, it may be necessary to relinquish some rights to its technologies or product candidates or grant licenses on terms that may not be favorable to the Company.

The COVID-19 pandemic or a similar societal healthcare disruption could in the future, directly or indirectly, adversely affect the Company’s clinical trial operations, including its ability to recruit and retain patients, principal investigators and site staff who, as healthcare providers, may have heightened exposure to or impact from infectious diseases if an outbreak occurs in their geography. Further, some patients may be unable to comply with clinical trial protocols if quarantines or travel restrictions impede patient movement or interrupt healthcare services, or if the patients become infected with coronavirus or a similar virus themselves, which would delay the Company’s ability to initiate and/or complete planned clinical and preclinical studies in the future. In May 2023, the World Health Organization declared that COVID-19 was no longer a global health emergency, however, any lingering impact or resurgence of COVID-19 cannot be estimated.

Any or all of the foregoing may have a material adverse effect on the Company’s business and financial performance.

The Company has financed its operations since September 1990 through the issuance of debt and equity securities and loans from stockholders. The Company had total current assets of approximately $3.2 million and $5.7 million and working capital of $1.4 million and $4.1 million as of December 31, 2022 and 2021, respectively.

The Company’s cash resources were approximately $2.1 million as of December 31, 2022, compared to cash resources of approximately $5.6 million as of December 31, 2021.

The Company expects to continue to incur expenses related to development of levosimendan for pulmonary hypertension and other potential indications and imatinib for PAH, as well as identifying and developing other potential product candidates. Based on its resources on December 31, 2022, the Company believes that it has sufficient capital to fund its planned operations through to the first quarter of calendar year 2024. However, the Company will need substantial additional financing in order to fund its operations beyond such period and thereafter until it can achieve profitability, if ever. The Company depends on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its product candidates to another pharmaceutical company. The Company will continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot provide assurance that it will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs.

To the extent that the Company raises additional funds by issuing shares of its common stock or other securities convertible or exchangeable for shares of common stock, stockholders will experience dilution, which may be significant. In the event the Company raises additional capital through debt financings, the Company may incur significant interest expense and become subject to covenants in the related transaction documentation that may affect the manner in which the Company conducts its business. To the extent that the Company raises additional funds through collaboration and licensing arrangements, it may be necessary to relinquish some rights to its technologies or product candidates or grant licenses on terms that may not be favorable to the Company.

The COVID-19 pandemic or a similar societal disruption could in the future, directly or indirectly, adversely affect the Company’s clinical trial operations, including its ability to recruit and retain patients, principal investigators and site staff who, as healthcare providers, may have heightened exposure to infectious diseases if an outbreak occurs in their geography. Further, some patients may be unable to comply with clinical trial protocols if quarantines or travel restrictions impede patient movement or interrupt healthcare services, or if the patients become infected with COVID-19 themselves, which would delay the Company’s ability to initiate and/or complete planned clinical and preclinical studies in the future.

Any or all of the foregoing may have a material adverse effect on the Company’s business and financial performance.

Deferred financing costs

Deferred financing costs represent legal, due diligence and other direct costs incurred to raise capital or obtain debt. Direct costs include only “out-of-pocket” or incremental costs directly related to the effort, such as a finder’s fee and accounting and legal fees. These costs will be capitalized if the efforts are successful or expensed when unsuccessful. Indirect costs are expensed as incurred. Deferred financing costs related to debt are amortized over the life of the debt. Deferred financing costs related to issuing equity are charged to Additional Paid-in Capital.

Derivative financial instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible promissory note instruments and other convertible equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging (“ASC 815”) to be accounted for separately from the host contract and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results.

Freestanding warrants issued by the Company in connection with the issuance or sale of debt and equity instruments are considered to be derivative instruments and are evaluated and accounted for in accordance with the provisions of ASC 815.

Preclinical Study and Clinical Accruals

The Company estimates its preclinical study and clinical trial expenses based on the services received pursuant to contracts with several research institutions and contract research organizations (“CROs”) that do or may conduct and manage preclinical and clinical trials on its behalf. The financial terms of the agreements vary from contract to contract, may be estimated by Tenax Therapeutics and outside advisors prior to contracting with a CRO, and may result in uneven expenses and payment flows. Preclinical study and clinical trial expenses include the following:

-	fees paid to CROs in connection with clinical trials,
-	fees paid to research institutions in conjunction with preclinical and clinical research studies, and
-

fees paid to contract manufacturers and service providers in connection with the production and testing of active pharmaceutical ingredients and drug materials for use in preclinical studies and clinical trials.

Property and Equipment, Net

Property and equipment are stated at cost, subject to adjustments for impairment, less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method with estimated useful lives of three to seven years.

 Maintenance and repairs are charged to expense as incurred, and improvements to leased facilities and equipment are capitalized.

Derivative financial instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible promissory note instruments and other convertible equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging (“ASC 815”) to be accounted for separately from the host contract and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results.

Freestanding warrants issued by the Company in connection with the issuance or sale of debt and equity instruments are considered to be derivative instruments and are evaluated and accounted for in accordance with the provisions of ASC 815.

Stock-Based Compensation

The Company accounts for stock-based awards to employees in accordance with Accounting Standards Codification (“ASC”) 718, Compensation — Stock Compensation, which provides for the use of the fair value-based method to determine compensation for all arrangements where shares of stock or equity instruments are issued for compensation. Fair values of equity securities are determined by management based predominantly on the trading price of the Company’s common stock. The values of these awards are based upon their grant-date fair value. That cost is recognized over the period during which the employee is required to provide service in exchange for the reward.

The Company accounts for equity instruments issued to non-employees in accordance with ASC 505-50, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services. Equity instruments issued to non-employees are recorded at their fair value on the measurement date and are subject to periodic adjustment as the underlying equity instruments vest.

The Company accounts for stock-based awards to employees in accordance with ASC 718, Compensation — Stock Compensation, which provides for the use of the fair value-based method to determine compensation for all arrangements where shares of stock or equity instruments are issued for compensation. Fair values of equity securities are determined by management based predominantly on the trading price of the Company’s common stock. The values of these awards are based upon their grant-date fair value. That cost is recognized over the period during which the employee is required to provide service in exchange for the reward.

The Company accounts for equity instruments issued to non-employees in accordance with ASC 505-50, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services. Equity instruments issued to non-employees are recorded at their fair value on the measurement date and are subject to periodic adjustment as the underlying equity instruments vest.

Preclinical Study and Clinical Accruals

The Company estimates its preclinical study and clinical trial expenses based on the services received pursuant to contracts with several research institutions and contract research organizations (“CROs”) that do or may conduct and manage preclinical and clinical trials on its behalf. The financial terms of the agreements vary from contract to contract, may be estimated by Tenax Therapeutics and outside advisors prior to contracting with a CRO, and may result in uneven expenses and payment flows. Preclinical study and clinical trial expenses include the following:

-	fees paid to CROs in connection with clinical trials,
-	fees paid to research institutions in conjunction with preclinical and clinical research studies, and
-

fees paid to contract manufacturers and service providers in connection with the production and testing of active pharmaceutical ingredients and drug materials for use in preclinical studies and clinical trials.

Warrants for Common Shares and Derivative Financial Instruments

Warrants for our shares of common stock and other derivative financial instruments are classified as equity if the contracts (1) require physical settlement or net-share settlement or (2) give the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). Contracts which (1) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the control of the Company), (2) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement), or (3) that contain reset provisions that do not qualify for the scope exception are classified as equity or liabilities. The Company assesses classification of its warrants for shares of common stock and other derivatives at each reporting date to determine whether a change in classification between equity and liabilities is required.

Loss Per Share

Basic loss per share, which excludes antidilutive securities, is computed by dividing net loss by the weighted-average number of common shares outstanding for that particular period. In contrast, diluted loss per share considers the potential dilution that could occur from other equity instruments that would increase the total number of outstanding shares of common stock. Such amounts include shares potentially issuable under outstanding options, restricted stock and warrants.

The following outstanding options, restricted stock grants, convertible preferred shares and warrants were excluded from the computation of basic and diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect.

	Nine months ended September 30,
	2023	2022

Warrants to purchase common stock	1,722,240	1,576,240
Pre-funded warrants to purchase common stock	-	792,802
Options to purchase common stock	74,873	77,911
Convertible preferred shares outstanding	210	210

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU-2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which amends how credit losses are measured and reported for certain financial instruments that are not accounted for at fair value through net income. This standard requires that credit losses be presented as an allowance rather than as a write-down for available-for-sale debt securities and is effective for interim and annual reporting periods beginning January 1, 2023, with early adoption permitted. A modified retrospective approach is to be used for certain parts of this guidance, while other parts of the guidance are to be applied using a prospective approach. The adoption of this standard has not had a material impact on its condensed consolidated financial statements and related disclosures.

Property and Equipment, Net

Property and equipment are stated at cost, subject to adjustments for impairment, less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method with estimated useful lives of three to seven years.

 Maintenance and repairs are charged to expense as incurred, and improvements to leased facilities and equipment are capitalized.

Loss Per Share

Basic loss per share, which excludes antidilutive securities, is computed by dividing net loss by the weighted-average number of common shares outstanding for that particular period. In contrast, diluted loss per share considers the potential dilution that could occur from other equity instruments that would increase the total number of outstanding shares of common stock. Such amounts include shares potentially issuable under outstanding options, restricted stock and warrants.

The following outstanding options, restricted stock grants, convertible preferred shares and warrants were excluded from the computation of basic and diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect.

	Nine months ended September 30,
	2023	2022

Warrants to purchase common stock	1,722,240	1,576,240
Pre-funded warrants to purchase common stock	-	792,802
Options to purchase common stock	74,873	77,911
Convertible preferred shares outstanding	210	210

Basic loss per share, which excludes antidilutive securities, is computed by dividing net loss by the weighted-average number of common shares outstanding for that particular period. In contrast, diluted loss per share considers the potential dilution that could occur from other equity instruments that would increase the total number of outstanding shares of common stock. Such amounts include shares potentially issuable under outstanding options, restricted stock and warrants.

The following outstanding options, restricted stock grants, convertible preferred shares and warrants were excluded from the computation of basic and diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect.

	Year ended December 31,
	2022	2021

Warrants to purchase common stock	1,576,240	1,046,438
Pre-funded warrants to purchase common stock	-	501,664
Options to purchase common stock	77,472	64,978
Convertible preferred shares outstanding	210	210

Research and Development Costs

Research and development costs include, but are not limited to, (i) expenses incurred under agreements with CROs and investigative sites, which conduct our clinical trials; (ii) the cost of supplying clinical trial materials; (iii) payments to contract service organizations, as well as consultants; (iv) employee-related expenses, which include salaries and benefits; and (v) depreciation and other allocated expenses, which include direct and allocated expenses for equipment, laboratory and other supplies. All research and development expenses are expensed as incurred.

Income Taxes

Deferred tax assets and liabilities are recorded for differences between the financial statement and tax bases of the assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is recorded for the amount of income tax payable or refundable for the period increased or decreased by the change in deferred tax assets and liabilities during the period.

Stock-Based Compensation

The Company accounts for stock-based awards to employees in accordance with ASC 718, Compensation — Stock Compensation, which provides for the use of the fair value-based method to determine compensation for all arrangements where shares of stock or equity instruments are issued for compensation. Fair values of equity securities are determined by management based predominantly on the trading price of the Company’s common stock. The values of these awards are based upon their grant-date fair value. That cost is recognized over the period during which the employee is required to provide service in exchange for the reward.

The Company accounts for equity instruments issued to non-employees in accordance with ASC 505-50, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services. Equity instruments issued to non-employees are recorded at their fair value on the measurement date and are subject to periodic adjustment as the underlying equity instruments vest.

Loss Per Share

Basic loss per share, which excludes antidilutive securities, is computed by dividing net loss by the weighted-average number of common shares outstanding for that particular period. In contrast, diluted loss per share considers the potential dilution that could occur from other equity instruments that would increase the total number of outstanding shares of common stock. Such amounts include shares potentially issuable under outstanding options, restricted stock and warrants.

The following outstanding options, restricted stock grants, convertible preferred shares and warrants were excluded from the computation of basic and diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect.

	Year ended December 31,
	2022	2021

Warrants to purchase common stock	1,576,240	1,046,438
Pre-funded warrants to purchase common stock	-	501,664
Options to purchase common stock	77,472	64,978
Convertible preferred shares outstanding	210	210

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU-2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which amends how credit losses are measured and reported for certain financial instruments that are not accounted for at fair value through net income. This standard requires that credit losses be presented as an allowance rather than as a write-down for available-for-sale debt securities and is effective for interim and annual reporting periods beginning January 1, 2023, with early adoption permitted. A modified retrospective approach is to be used for certain parts of this guidance, while other parts of the guidance are to be applied using a prospective approach. The adoption of this standard has not had a material impact on its condensed consolidated financial statements and related disclosures.

In December 2019, the FASB issued accounting standards update (“ASU”), ASU-2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, intended to simplify accounting for income taxes. It removes certain exceptions to the general principles in Topic 740, Income Taxes and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020 and early adoption is permitted. The Company adopted this standard on January 1, 2021. The Company’s adoption of the new guidance did not have a material impact on its consolidated financial statements.

In June 2016, the FASB issued an accounting standard, ASU-2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, that amends how credit losses are measured and reported for certain financial instruments that are not accounted for at fair value through net income. This standard requires that credit losses be presented as an allowance rather than as a write-down for available-for-sale debt securities and will be effective for interim and annual reporting periods beginning January 1, 2023, with early adoption permitted. A modified retrospective approach is to be used for certain parts of this guidance, while other parts of the guidance are to be applied using a prospective approach. The Company does not believe the adoption of this standard will have a material impact on its consolidated financial statements and related disclosures.

Income Taxes

Deferred tax assets and liabilities are recorded for differences between the financial statement and tax bases of the assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is recorded for the amount of income tax payable or refundable for the period increased or decreased by the change in deferred tax assets and liabilities during the period.

Stock-Based Compensation

The Company accounts for stock-based awards to employees in accordance with ASC 718, Compensation — Stock Compensation, which provides for the use of the fair value-based method to determine compensation for all arrangements where shares of stock or equity instruments are issued for compensation. Fair values of equity securities are determined by management based predominantly on the trading price of the Company’s common stock. The values of these awards are based upon their grant-date fair value. That cost is recognized over the period during which the employee is required to provide service in exchange for the reward.

The Company accounts for equity instruments issued to non-employees in accordance with ASC 505-50, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services. Equity instruments issued to non-employees are recorded at their fair value on the measurement date and are subject to periodic adjustment as the underlying equity instruments vest.

Loss Per Share

Basic loss per share, which excludes antidilutive securities, is computed by dividing net loss by the weighted-average number of common shares outstanding for that particular period. In contrast, diluted loss per share considers the potential dilution that could occur from other equity instruments that would increase the total number of outstanding shares of common stock. Such amounts include shares potentially issuable under outstanding options, restricted stock and warrants.

The following outstanding options, restricted stock grants, convertible preferred shares and warrants were excluded from the computation of basic and diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect.

	Year ended December 31,
	2022	2021

Warrants to purchase common stock	1,576,240	1,046,438
Pre-funded warrants to purchase common stock	-	501,664
Options to purchase common stock	77,472	64,978
Convertible preferred shares outstanding	210	210

Operating Leases

The Company determines if an arrangement includes a lease at inception. Operating leases are included in operating lease right-of-use assets, other current liabilities, and long-term lease liabilities in the Company’s consolidated balance sheet as of December 31, 2022. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease right-of-use assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. In determining the net present value of lease payments, the Company uses the incremental borrowing rate based on the information available at the lease commencement date. The operating lease right-of-use assets also include any lease payments made and exclude lease incentives. The Company’s leases may include options to extend or terminate the lease which are included in the lease term when it is reasonably certain that the Company will exercise any such option. Lease expense is recognized on a straight-line basis over the expected lease term. The Company has elected to account for leases with an initial term of 12 months or less similar to previous guidance for operating leases, under which the Company will recognize those lease payments in the consolidated statements of operations and comprehensive loss on a straight-line basis over the lease term.

Recent Accounting Pronouncements

In December 2019, the FASB issued accounting standards update (“ASU”), ASU-2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, intended to simplify accounting for income taxes. It removes certain exceptions to the general principles in Topic 740, Income Taxes and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020 and early adoption is permitted. The Company adopted this standard on January 1, 2021. The Company’s adoption of the new guidance did not have a material impact on its consolidated financial statements.

In June 2016, the FASB issued an accounting standard, ASU-2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, that amends how credit losses are measured and reported for certain financial instruments that are not accounted for at fair value through net income. This standard requires that credit losses be presented as an allowance rather than as a write-down for available-for-sale debt securities and will be effective for interim and annual reporting periods beginning January 1, 2023, with early adoption permitted. A modified retrospective approach is to be used for certain parts of this guidance, while other parts of the guidance are to be applied using a prospective approach. The Company does not believe the adoption of this standard will have a material impact on its consolidated financial statements and related disclosures.

Fair Value

The Company determines the fair value of its financial assets and liabilities in accordance with the ASC 820, Fair Value Measurements. The Company’s balance sheet includes the following financial instruments: cash and cash equivalents, investments in marketable securities and short-term notes payable. The Company considers the carrying amount of its cash and cash equivalents and short-term notes payable to approximate fair value due to the short-term nature of these instruments.

Accounting for fair value measurements involves a single definition of fair value, along with a conceptual framework to measure fair value, with a fair value defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date”. The fair value measurement hierarchy consists of three levels:

Level one	Quoted market prices in active markets for identical assets or liabilities;
Level two	Inputs other than level one inputs that are either directly or indirectly observable; and
Level three	Unobservable inputs developed using estimates and assumptions; which are developed by the reporting entity and reflect those assumptions that a market participant would use.

The Company applies valuation techniques that (1) place greater reliance on observable inputs and less reliance on unobservable inputs and (2) are consistent with the market approach, the income approach and/or the cost approach, and include enhanced disclosures of fair value measurements in the Company’s consolidated financial statements.

Fair Value

The Company determines the fair value of its financial assets and liabilities in accordance with the ASC 820, Fair Value Measurements. The Company’s balance sheet includes the following financial instruments: cash and cash equivalents, investments in marketable securities and short-term notes payable. The Company considers the carrying amount of its cash and cash equivalents and short-term notes payable to approximate fair value due to the short-term nature of these instruments.

Accounting for fair value measurements involves a single definition of fair value, along with a conceptual framework to measure fair value, with a fair value defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date”. The fair value measurement hierarchy consists of three levels:

Level one	Quoted market prices in active markets for identical assets or liabilities;
Level two	Inputs other than level one inputs that are either directly or indirectly observable; and
Level three	Unobservable inputs developed using estimates and assumptions; which are developed by the reporting entity and reflect those assumptions that a market participant would use.

The Company applies valuation techniques that (1) place greater reliance on observable inputs and less reliance on unobservable inputs and (2) are consistent with the market approach, the income approach and/or the cost approach, and include enhanced disclosures of fair value measurements in the Company’s consolidated financial statements.